7Twelve Balanced Portfolio
PORTFOLIO SUMMARY
Investment Objective:
The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, acquired fund fees and expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		7Twelve Balanced Portfolio 7Twelve Balanced Portfolio Class
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.60%
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses	[2]	0.26%
Total Annual Portfolio Operating Expenses		1.46%
[1]	Other expenses are contractually limited to 0.45%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
7Twelve Balanced Portfolio 7Twelve Balanced Portfolio Class	149	462	797	1,746

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objective by allocating assets among securities that represent 7 broad asset classes and 12 subcategories using the adviser’s 7TwelveTM asset allocation model (the “7TwelveTM Model”). The adviser usually does not select individual stocks and bonds, but instead selects exchange-traded funds (“ETFs”) or mutual funds (together, “underlying funds”) that each invest primarily in securities representing one of the 12 subcategories of assets selected under the 7TwelveTMM Model. The Portfolio may invest in underlying funds that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. However, bond credit quality will be primarily investment grade (that is, rated Baa3 or higher by Moody’s Investors Service, or equivalently rated by another nationally recognized statistical rating organization). The Portfolio may also buy underlying funds that invest in foreign securities traded on exchanges outside the U.S. and through American depositary receipts (“ADRs”). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity securities (common stocks) and at least 25% of its assets in bonds. For purposes of meeting these 25% allocations, the Portfolio defines equity securities to include underlying funds that invest primarily in equity securities and defines bonds to include underlying funds that invest primarily in bonds and other fixed income securities.

Unlike traditional diversification strategies that rely primarily on two asset classes (stocks and bonds) in what is commonly known as a traditional balanced Portfolio strategy, the 7TwelveTM Model utilizes multiple asset classes to enhance performance and reduce risk as measured by return volatility. The complete set of asset classes and subcategories utilized under the 7Twelve TM Model are presented in the table below.

Assets are initially allocated equally using the 7TwelveTM Model, meaning that each subcategory represents 1/12th of the portfolio. This allocation is maintained by rebalancing the portfolio back to equal portions monthly, quarterly or annually depending on the size of the deviation caused by changes in market value. The adviser buys and sells securities to rebalance asset class allocations as determined under its 7TwelveTM Model and also sells specific underlying funds when it believes it can be replaced by an underlying fund with greater liquidity, lower expenses or other features that make it an attractive replacement for an existing ETF.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in underlying funds.

• Commodity Risk: Investing in the commodities markets through commodity-linked ETFs will subject the Portfolio to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk: Security issuers might not make payments on debt securities held by the Portfolio, resulting in losses. Credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Fixed Income Risk: The value of the Portfolio’s investments in bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign securities denominated in non-U.S. dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

• Management Risk: The adviser’s dependence on the 7TwelveTM Model strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual ETFs in which the Portfolio invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Natural Resource Risk: The Portfolio’s exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust’s (“REIT”) performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk: Underlying funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each underlying fund is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-877-525-0712.

Performance Bar Chart for Calendar Years Ended December 31.

Best Quarter:	3rd Quarter 2013	3.97%
Worst Quarter:	2nd Quarter 2013	(2.47)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns 7Twelve Balanced Portfolio	Label	One Year	Since Inception	Since the Portfolio's Inception
7Twelve Balanced Portfolio Class	Return	7.89%	8.08%	Apr. 23, 2012
Dow Jones Moderate Portfolio Index		14.45%	11.69%

The Dow Jones Moderate Portfolio Index is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index.  Index returns assume reinvestment of dividends.

Unlike the Portfolio’s returns, the Dow Jones Moderate Portfolio Index does not reflect any fees or expenses. An investor cannot invest directly in an index.